Presentation of condensed consolidated financial statements	6 Months Ended
Jun. 30, 2022
Presentation of condensed consolidated financial statements
Presentation of condensed consolidated financial statements

1. Presentation of condensed consolidated financial statements

The condensed consolidated financial statements are set out on pages 84 to 110 and the Risk and capital management section on pages 24 to 83. The directors have prepared these on a going concern basis after assessing the principal risks, forecasts, projections and other relevant evidence over the twelve months from the date they are approved and in accordance with IAS 34 ‘Interim Financial Reporting’, as adopted by the UK and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. They should be read in conjunction with NatWest Group plc’s 2021 Annual Report on Form 20-F.

Comparative period results have been re-presented from those previously published to reclassify certain items as discontinued operations. For further details refer to Note 8 on page 95.